INCENTIVE PLANS - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Cash received from employee stock option exercises	$ 634
Options (in shares):
Outstanding, beginning of period	26,514,119	31,508,106	35,020,397
Forfeited	(7,901)	(28,257)	(50,914)
Expired	(1,646,581)	(602,093)	(86,964)
Exercised	(18,203,048)	(4,363,637)	(3,374,413)
Outstanding, end of period	6,656,588	26,514,119	31,508,106
Exercisable, end of period	6,656,588	26,514,119	30,662,588
Weighted- average exercise price (in dollars per share):
Outstanding, beginning of period (in dollars per share)	$ 67.92	$ 48.00	$ 50.72
Forfeited (in dollars per share)	40.80	40.80	212.35
Expired (in dollars per share)	40.85	242.43	528.40
Exercised (in dollars per share)	41.39	40.82	40.81
Outstanding, end of period (in dollars per share)	48.00	50.72	51.20
Intrinsic value per share (in dollars per share):
Outstanding	0.00	6.11	1.39
Exercised	$ 13.03	$ 11.37	$ 9.54